Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
The other assets consist of the following:

	As of December 31,
	2018	2019
Prepayment and other current assets
Subscription fees receivables due from distribution channels and online commerce platform partners for unconsumed courses	28,580	20,597
Value-added tax receivable	13,352	17,405
Receivables from payment- processing- service providers	31,793	6,335
Prepayment for share repurchase program (Note 15)	—	6,711
Prepaid advertising fees	5,856	5,788
Prepaid insurance fees	4,245	4,938
Payment f or digital contents (b)	—	4,921
Gift goods to be used in promotion and incentive programs	—	4,775
Loans and advance to employees (a)	4,972	4,437
Prepayments of service fees	2,835	3,216
Prepayment of software license fee	—	2,278
Rental deposits refundable within one year	6,619	1,878
Prepaid rental fee	9,046	1,291
Others	2,254	2,217

Total repayment and other current assets	109,552	86,787

Non-current
Long-term rental deposits	7,370	8,447
Prepayment for property and equipment	4,641	—

Total non-current	12,011	8,447

(a)
Loans and advance to employees consists of 1) loans to the employees of RMB 3,499 (US$503) for the payment of individual income tax for the granted options. These loans are interest free and will be repaid upon the options are exercised; and 2) advance to employees of RMB 71

(US$10)
for future travel and other business related purpose. 3) receivables from employees for the option exercised price of RMB 867 (US$125).

(b)
Payment for digital contents represent the payment to a publisher for the textual and graphical contents of English books of which the control has been obtained. The digital contents obtained will be used to develop the courses for mobile apps and the respective content costs will be realized into cost of revenue along with the revenue recognition of the subscription to the courses.